UMB SCOUT FUNDS

SUPPLEMENT DATED JULY 2, 2001

TO THE JOINT UMB SCOUT FUNDS PROSPECTUS
DATED OCTOBER 31, 2000

I. UMB Scout Small Cap Fund:

Effective July 2, 2001, UMB Scout Regional Fund, Inc. was reorganized as the UMB Scout Small Cap Fund, and all references in the joint Prospectus to UMB Scout Regional Fund, Inc. are hereby replaced with UMB Scout Small Cap Fund. The following description of the investment objective and policies of the UMB Scout Small Cap Fund, as approved by shareholders, replaces the investment information in the Prospectus relating to UMB Scout Regional Fund, Inc. The Fund's investments are selected by a management team led by William Greiner, who has served as the chief investment officer of the advisor (and its predecessor) since 1999.

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.

Investment Policies: The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in equity securities (mostly common stocks) of smaller companies located anywhere in the United States. Smaller companies are those with a market capitalization (share price multiplied by the number of shares outstanding) of $1.5 billion or less at time of purchase.

The Fund's advisor normally invests the Fund's assets in a diversified portfolio of equity securities (common stocks, preferred stocks, or securities convertible or exchangeable into common stocks) that are selected based upon the advisor's perception of their above-average potential for long-term growth of capital. While trying to maximize the growth potential of the Fund's portfolio of investments, the advisor also seeks to obtain securities for the Fund that are selling at a reasonable valuation in view of their expected growth rate.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in those types of investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving its investments.

Principal Risks:

Market Risks. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Since the Fund is normally invested in equity securities, the value of the Fund may go down. Different types of investments shift in and out of favor depending on market and economic conditions. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor.

Small Company Risks. The Fund invests primarily in small company stocks. Generally, smaller and less-seasoned companies have more potential for rapid growth. However, they often involve greater risk than larger companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of smaller companies are generally more volatile than the securities of larger, more established companies. Investments in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. While the Fund cannot eliminate these risks, the Fund's advisor tries to minimize risk by diversifying investments across different companies and economic sectors. Smaller company stocks tend to be bought and sold less often, and in smaller amounts, than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a small company stock, it may have to sell at a lower price than

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the advisor might prefer, or it may have to sell in small quantities over a period of time. The Fund tries to minimize this risk by generally investing in stocks that are readily bought and sold.


II. UMB Scout Energy Fund:

Effective July 2, 2001, UMB Scout Capital Preservation Fund, Inc. was reorganized as the UMB Scout Energy Fund, and all references in the joint Prospectus to UMB Scout Capital Preservation Fund, Inc. are hereby replaced with UMB Scout Energy Fund. The following description of the investment objective and policies of the UMB Scout Energy Fund, as approved by shareholders, replaces the investment information in the prospectus relating to UMB Scout Capital Preservation Fund, Inc. The Fund's investments are selected by a management team led by William Greiner, who has served as the chief investment officer of the advisor (and its predecessor) since 1999.

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.

Investment Policies: The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies principally engaged in energy-related businesses (those that derive more than 50% of their revenues from energy-related activities). These businesses include the conventional areas of oil, gas, electricity and coal, as well as newer sources of energy such as nuclear, geothermal, oil shale and solar power. The types of energy-related companies in which the Fund may invest include, but are not limited to, integrated international and domestic oil companies, energy research companies, exploration companies, production companies, service companies, distribution companies, companies involved in the manufacturing and distribution of alternative forms of energy sources, and companies engaged in energy conservation and pollution control.

The Fund's equity investments are made up primarily of common stocks, and may also include preferred stocks and securities that may be converted into or exchanged for common stocks. Up to 50% of the Fund's total assets may be invested in foreign companies. The Fund will maintain a diversified portfolio of investments, but may be more volatile than a fund that invests across many industry sectors.

The Fund's advisor selects stocks based upon its perception of their above-average potential for long-term growth of capital. The Fund has the flexibility to pursue its objective through any type of domestic or foreign security, listed or over the counter, without restriction as to market capitalization. The advisor uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in those types of investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving its investments.

Principal Risks:

Market Risks. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Since the Fund is normally invested in equity securities, the value of the Fund may go down. Different types of investments shift in and out of favor depending on market and economic conditions. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor.

Concentration Risks. The Fund will be highly concentrated in companies engaged in energy-related businesses. Therefore, it may be particularly sensitive to changes in the general stock market and other economic conditions or developments affecting the energy industry. Securities of energy companies may experience greater price

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volatility than securities of other companies as a result of the volatility of the prices for certain raw materials and the instability of supplies for certain materials. In addition, certain energy-related commodities are subject to limited pricing flexibility because of supply and demand factors. The Fund is therefore likely to be much more volatile than a fund that is exposed to a greater variety of industries, especially over the short term.

International Risks. International investing by the Fund poses additional risks such as currency fluctuations. If a security owned by the Fund is denominated in a foreign currency, the price of that security may go up in the local currency but cause a loss to the Fund when priced in U.S. dollars. International markets, especially in developing countries, are subject to political instability and are not always as liquid as in the U.S., sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as U.S. companies. These risks are inherently passed on to the company's shareholders, including the Fund, and in turn, to the Fund's shareholders.

Fixed-Income Risks. Yields and principal values of debt securities (bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tend to go down. As a result, the value of the Fund's fixed-income investments may go down. Furthermore, these fluctuations tend to increase as a bond's time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond. The amount of dividends paid by the Fund will vary depending on the amount of income it earns on its investments. It is possible an issuer of a debt security owned by the Fund could default on interest and/or principal payments that are payable to the Fund.

III. Continuation of Expense Limitations for: UMB Scout Technology Fund and UMB Scout Equity Index Fund

Scout Investment Advisors, Inc., the investment manager for the UMB Scout Technology Fund and UMB Scout Equity Index Fund, has agreed to continue the contractual arrangement with the Funds under which it will waive management fees and/or make expense payments in order to limit the total annual operating expenses of the Funds to the following percentages of average daily net assets through October 31, 2002:

UMB Scout Equity Index Fund: 0.30%  UMB Scout Technology Fund: 1.10%.

IV. For all UMB Scout Funds:

Investment Manager: On May 12, 2001, Scout Investment Advisors, Inc. became responsible for managing the assets of the various UMB Scout Funds. Scout Investment Advisors, Inc. is a wholly-owned subsidiary of the Funds' previous manager, UMB Bank, n.a. The transfer of the advisory function from the bank to its subsidiary advisor was in response to changes in the federal securities laws. The portfolio management professionals responsible for the Funds have not changed as a result of the change to Scout Investment Advisors, Inc.

Distributor: On May 19, 2001, in connection with UMB Financial Corporation's acquisition of Sunstone Financial Group, Inc., Sunstone Distribution Services, LLC became the distributor for the various UMB Scout Funds.





NOTICE: The following changes are effective on and after August 4, 2001:

(Until August 4, current transaction instructions should be followed)

Transfer Agent: On August 4, 2001, Sunstone Financial Group, Inc. will replace Jones & Babson, Inc. as the transfer agent for the UMB Scout Funds. All references in the Funds' joint Prospectus to Jones & Babson in its capacity as transfer agent for the Funds are hereby replaced with Sunstone Financial Group, Inc. effective August 4, 2001. In addition, on and after such date, purchases, redemptions and sales of the Funds' shares

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should be made in accordance with the following instructions, which replace and supercede pages 36 and 37 of the Prospectus:

Purchasing Shares

To Open an Account

By mail:
o Complete and sign the account application or an IRA application. If you don't complete the application properly, your purchase may be delayed or rejected.

o Make your check payable to "UMB Scout Funds." The Funds do not accept cash, third-party checks, travelers checks or checks drawn on banks outside the U.S.

o For IRA accounts, please specify the year for which the contributions are made.

Mail your application and check to:
   UMB Scout Funds
   P.O. Box 1241
   Milwaukee, WI 53201-1241

By overnight courier, send to:
   UMB Scout Funds
   803 West Michigan Street, Suite A
   Milwaukee, WI 53233

By telephone:
You may not make your initial purchase by telephone.

By wire:
o To purchase shares by wire, the transfer agent must have received a completed application and issued an account number to you. Call 1-800-996-2862 for instructions prior to wiring the funds.

o  Send your investment to UMB Bank with these instructions:
   UMB Bank
   ABA# 101000695
   For Credit to the UMB Scout Funds
    A/C# 9871062406

   For further credit to: investor account number; name(s) of investor(s); SSN or TIN; name of Fund to be purchased.


To Add to an Account

By mail:
o Complete the investment slip that is included in your account statement, and write your account number on your check.

o If you no longer have your investment slip, please reference your name, account number and address on your check, and the name of the Fund(s) in which you want to invest.

o Make your check payable to "UMB Scout Funds."

Mail the slip and the check to:

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   UMB Scout Funds
   P.O. Box 1241
   Milwaukee, WI 53201-1241

By overnight courier, send to:
   UMB Scout Funds
   803 West Michigan Street, Suite A
   Milwaukee, WI 53233

By telephone:
o You automatically have the privilege to purchase additional shares by telephone unless you have declined this service on your account application. You may call 1-800-996-2862 to purchase shares in an existing account.

o Investments made by electronic funds transfer must be in amounts of at least $100 and not greater than $50,000.

By wire:
o To purchase shares by wire, the transfer agent must have received a completed application and issued an account number to you. Call 1-800-996-2862 for instructions prior to wiring the funds.

o  Send your investment to UMB Bank with these instructions:
   UMB Bank
   ABA# 101000695
   For Credit to the UMB Scout Funds
    A/C# 9871062406

   For further credit to: investor account number; name(s) of investor(s); SSN or TIN; name of Fund to be purchased.



Redeeming Shares

By Mail
o Send a letter of instruction that includes your account number, the Fund name, the dollar value or number of shares you want to sell, and how and where to send the proceeds.

o Sign the request exactly as the shares are registered. All account owners must sign.

o Include a signature guarantee, if necessary.

o Mail your request to:

Regular Mail                              Overnight Courier
UMB Scout Funds                           UMB Scout Funds
P.O. Box 1241                             803 West Michigan Street, Suite A
Milwaukee, WI 53201-1241                  Milwaukee, WI 53233

By Telephone
o You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.

o Call 1-800-996-2862, between 8:00 a.m. and 8:00 p.m. Eastern time. You may redeem as little as $500, but no more than $50,000.

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Exchanging Shares

You may exchange shares in one Fund for shares in another Fund in writing or by calling the Transfer Agent at 1-800-996-2862 between 8:00 a.m. and 8:00 p.m. Eastern time. The minimum amount you may exchange is $1,000 (or the initial minimum Fund requirement). Telephone exchanges are limited to $50,000.

ACH Transactions

If you would like to purchase shares electronically, or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your UMB Scout Funds and bank accounts. There is no charge to you for this procedure. You can establish this privilege by filling out the appropriate section of your account application. If you did not select the electronic purchase or redemption options on your original application, call us at 1-800-996-2862. Subsequent ACH transactions placed by telephone must be for at least $100 and may not exceed $50,000.

Automatic Investment Plan (AIP)

To make regular investing more convenient, you can open an automatic investment plan with an initial investment of $100 and a minimum of $50 per transaction after you start your plan. AIPs may not exceed $50,000. You tell us how much to invest for you every month or quarter. On the day you select (you may choose the 5th, 10th, 15th, 20th, 25th or last day of the month), that amount is automatically transferred from your checking or savings account. There is no fee for this service, but if there is not enough money in your bank account to cover the withdrawal, you will be charged $20, your purchase will be cancelled and you will be responsible for any resulting losses to the Funds. You can terminate your automatic investment plan at any time by calling the Funds at least 5 business days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.

Systematic Withdrawal Plan (SWP)

You can have shares automatically redeemed from your account on a regular basis by using our systematic withdrawal plan. You may take systematic withdrawals of $50 or more on a monthly or quarterly basis, but may not exceed $50,000 per withdrawal. The proceeds of a withdrawal can be sent to your address of record, sent by electronic transfer to your bank or invested in another UMB Scout Fund (minimum for auto-exchanges is $100). This plan may be a useful way to deal with mandatory withdrawals from an IRA. If you want to implement this plan, please fill out the appropriate area of your application or call 1-800-996-2862 for assistance.

UMB SCOUT FUNDS

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